Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Intangible assets

Note 7 — Intangible assets

	June 30, 2025	December 31, 2024
	EUR	EUR

Customer relationships (season ticket holders)	400,000	-
Broadcasting rights/sports titles/stadium lease	11,605,000	75,000
Brand	710,000	710,000
Player contracts	1,660,000	130,000
Advertising	1,100,000	-
Subtotal	15,475,000	915,000
Less accumulated amortization	(194,022)	(134,137)
Net	15,280,978	780,863
Goodwill	10,074,379	75,469
Total	25,355,357	856,332

The total amortization expense for intangible assets for the six-month period ended June 30, 2025, was EUR61,101, compared to EUR39,671 for the same period in 2024.

The cost of and amortization methods and periods used by the Company for customer relationships, broadcasting rights and other intangible assets are disclosed in Note 2 under Intangible Assets.

The Company reviewed the useful lives and carrying amounts of its intangible assets as of June 30, 2025, and determined that no adjustments to useful lives or impairment losses were required for the period.